Unaudited Interim Condensed Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 7,728,491	$ 12,728,783
Restricted cash		1,600,000
Trade receivables	5,464,069	4,939,568
Other receivables	1,016,220
Other current assets	2,457,334	1,275,981
Inventories	8,769,701	1,387,549
Amount due from related parties	6,416,362	26,007
Total current assets	31,852,177	21,957,888
Non-current assets:
Restricted cash	1,811,750	1,525,028
Property, plant and equipment	12,219,476	9,897,301
Right-of-use assets	2,133,297	2,364,993
Intangible assets	6,249,273	164,316
Goodwill	2,679,445	329,534
Deposits paid for business acquisitions	7,020,000
Withholding taxes receivable	2,451,616	3,531,953
Deferred tax assets, net	1,910,689	1,635,638
Other non-current assets	482,143	345,586
Total non-current assets	36,957,689	19,794,349
Total assets	68,809,866	41,752,237
Current liabilities:
Trade and other payables	3,650,442	1,028,721
Borrowings	1,011,749	933,110
Borrowings from related parties	16,209,546	13,506,184
Current portion of operating lease liabilities	1,423,063	2,366,045
Current portion of finance lease liabilities	261,940	619,301
Other current liabilities	1,683,355	1,824,635
Amount due to related parties	5,856,114	2,217,752
Total current liabilities	30,096,209	22,495,748
Non-current liabilities:
Borrowings	518,613	859,120
Operating lease liabilities	741,218
Borrowings from related parties	1,927,803	5,332,803
Finance lease liabilities	622,062	666,455
Other non-current liabilities	54,000	54,000
Provision for employee benefits	5,470,714	5,819,132
Total non-current liabilities	9,334,410	12,731,510
Total liabilities	39,430,619	35,227,258
Equity
Ordinary shares – par value $0.003 authorized 300,000,000 shares, issued and outstanding 54,879,075 shares at June 30, 2022; par value $0.003 authorized 300,000,000 shares, issued and outstanding 21,201,842 shares at December 31, 2021	164,638	63,606
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	44,669,954	15,379,595
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Deficit	(16,511,042)	(10,204,220)
Accumulated other comprehensive income	623,618	821,527
Capital & reserves attributable to equity holders of the Company	29,371,704	6,485,044
Non-controlling interests	7,543	39,935
Total equity	29,379,247	6,524,979
Total liabilities and equity	$ 68,809,866	$ 41,752,237